Stock-Based Incentive Compensation Plans and Employee Benefit Plans Multi-employer Plan (Details) - Multiemployer Plans, Pension [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 52
Approximate number of unions the Company contributed to on behalf of employees	215
Multiemployer Plans Average Contributions	$ 1
Multiemployer Plans Largest Contribution	$ 5
Number of multiemployer plans contributed to	72
Defined benefit plan, number of significant plans	8
Defined benefit plan, number of plans in red zone status receiving company contributions	4
Defined benefit plan, number of plans whereby company contributions exceed 5% of plan balance	5
Defined benefit plan, percentage threshold by which plan contributions are considered significant	5.00%
Number of plans in red zone status considered significant by the Company	0
Central Pension Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 12
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Indiana Laborers Pension Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 5
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Pipeline Industry Benefit Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 5
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Laborers District Fund of Ohio [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 4
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Ohio Operating Engineers Pension Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 3
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Operating Eng. Local 324 Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 3
Multiemployer Plans, Certified Zone Status [Fixed List]	Red
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	Implemented
Multiemployer Plans, Surcharge [Fixed List]	No
Minnesota Laborers Pension Fund [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 3
Multiemployer Plans, Certified Zone Status [Fixed List]	Green
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	No
Multiemployer Plans, Surcharge [Fixed List]	No
Laborers' Combined Fund of Western Pennsylvania [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 2
Multiemployer Plans, Certified Zone Status [Fixed List]	Red
Multiemployer Plans, Funding Improvement Plan and Rehabilitation Plan [Fixed List]	Implemented
Multiemployer Plans, Surcharge [Fixed List]	No
Other Pension Funds [Member]
Multiemployer Plans [Line Items]
Multiemployer Plan, Contributions by Employer	$ 15